Financing Guarantee Liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financing Guarantee Liabilities
32	Financing guarantee liabilities

(a)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2019:

	Year ended December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2019	4,504,919	82,507	—	4,587,426
New guarantee contracts originated	3,603,295	—	—	3,603,295
Transfer s	(83,434)	83,434	—	—
— From stage 1 to stage 2	(83,557)	83,557	—	—
— From stage 2 to stage 1	123	(123)	—	—
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(3,424,499)	(126,891)	—	(3,551,390)

As of December 31, 2019	4,600,281	39,050	—	4,639,331

(b)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2019:

	Year ended December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2019	204,452	69,464	—	273,916
New guarantee contracts originated	159,214	—	—	159,214
Transfer s	(48,995)	65,916	—	16,921
— From stage 1 to stage 2	(49,020)	49,020	—	—
— From stage 2 to stage 1	101	(101)	—	—
Net impact on expected credit loss by stage transfers	(76)	16,997	—	16,921
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(125,219)	(104,539)	—	(229,758)
Change in parameters of expected credit loss model	22,461	(5)	—	22,456

As of December 31, 2019	211,913	30,836	—	242,749

(c)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2020	4,600,281	39,050	—	4,639,331
New guarantee contracts originated	23,031,641	—	—	23,031,641
Transfer s	(373,494)	373,494	—	—
— From stage 1 to stage 2	(392,721)	392,721	—	—
— From stage 2 to stage 1	19,227	(19,227)	—	—
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(6,359,929)	(342,017)	—	(6,701,946)

As of December 31, 2020	20,898,499	70,527	—	20,969,026

(d)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2020	211,913	30,836	—	242,749
New guarantee contracts originated	344,770	—	—	344,770
Transfer s	(228,744)	294,153	—	65,409
— From stage 1 to stage 2	(233,701)	233,701	—	—
— From stage 2 to stage 1	14,823	(14,823)	—	—
Net impact on expected credit loss by stage transfer s	(9,866)	75,275	—	65,409
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(217,235)	(272,243)	—	(489,478)
Change in parameters of expected credit loss model	577,376	7,848	—	585,224

As of December 31, 2020	688,080	60,594	—	748,674

(e)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2021	20,898,499	70,527	—	20,969,026
New guarantee contracts originated	71,968,587	—	—	71,968,587
Transfer s	(1,261,287)	1,261,287	—	—
— From stage 1 to stage 2	(1,296,115)	1,296,115	—	—
— From stage 2 to stage 1	34,828	(34,828)	—	—
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(27,188,881)	(1,017,363)	—	(28,206,244)

As of December 31, 2021	64,416,918	314,451	—	64,731,369

(f)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2021	688,080	60,594	—	748,674
New guarantee contracts originated	1,126,819	—	—	1,126,819
Transfer s	(978,068)	1,175,369	—	197,301
— From stage 1 to stage 2	(993,204)	993,204	—	—
— From stage 2 to stage 1	32,580	(32,580)	—	—
Net impact on expected credit loss by stage transfers	(17,444)	214,745	—	197,301
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(911,219)	(954,257)	—	(1,865,476)
Change in parameters of expected credit loss model	2,476,773	13,018	—	2,489,791

As of December 31, 2021	2,402,385	294,724	—	2,697,109